PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances and retainers	$ 180	$ 54
Prepaid insurance	127	152	$ 194
Deferred research & development costs			138
Research grant receivable		88	62
Prepaid facility costs		68	67
Prepaid software licenses	23	52	66
VAT receivable			319
Tax Receivable	96	117
Other receivable and other prepaid expenses	28	44	3
Total prepaid expenses and other current assets	$ 454	$ 575	$ 849